Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or the price paid to transfer a liability as of the measurement date. A three-tier, fair-value reporting hierarchy exists for disclosure of fair value measurements based on the observability of the inputs to the valuation of financial assets and liabilities. The three levels are:
Level 1 – Quoted prices for identical instruments in active markets. Level 1 assets may include equity and debt securities that are traded in an active exchange market, including shares of mutual funds.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 assets and liabilities may include debt and equity securities, purchased loans and over-the-counter derivative contracts whose fair value is determined using a pricing model without significant unobservable market data inputs.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable in active markets.

(a) Fair Value Measurements on a Recurring Basis
The following table presents fair value measurements for classes of Federated’s financial assets and liabilities measured at fair value on a recurring basis at December 31:

	2013				2012
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$104,443	$0	$0	$104,443	$67,585	$0	$0	$67,585
Available-for-sale equity securities	81,550	47,863	0	129,413	102,493	33,530	0	136,023
Trading securities – equity	11,925	9,906	0	21,831	9,194	16,776	0	25,970
Trading securities – debt	0	36,491	0	36,491	614	28,436	0	29,050
Foreign currency forward contracts	0	159	0	159	0	158	0	158
Total financial assets	$197,918	$94,419	$0	$292,337	$179,886	$78,900	$0	$258,786
Financial Liabilities
Interest rate swap	$0	$5,061	$0	$5,061	$0	$11,178	$0	$11,178
Acquisition-related future consideration liabilities	0	0	6,489	6,489	0	0	11,759	11,759
Other[1]	1,118	2	0	1,120	1,015	0	0	1,015
Total financial liabilities	$1,118	$5,063	$6,489	$12,670	$1,015	$11,178	$11,759	$23,952

1
Amounts include investments sold short within one of the consolidated investment companies and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

The following is a description of the valuation methodologies used for financial assets and liabilities measured at fair value on a recurring basis. Federated did not hold any nonfinancial assets or liabilities measured at fair value on a recurring basis at December 31, 2013 or 2012.

Cash and cash equivalents
Cash and cash equivalents include investments in money market funds and deposits with banks. Investments in Federated money market funds totaled $94.4 million and $60.2 million at December 31, 2013 and 2012, respectively. Cash investments in money market funds are valued under the market approach through the use of quoted market prices in an active market, which is the NAV of the funds, and are classified within Level 1 of the valuation hierarchy.

Available-for-sale equity securities
Available-for-sale equity securities include investments in sponsored fluctuating-value mutual funds and are included in Investments—affiliates on the Consolidated Balance Sheets. For investments in mutual funds that are publicly available, the securities are valued under the market approach through the use of quoted market prices available in an active market, which is the NAV of the funds, and are classified within Level 1 of the valuation hierarchy. For one investment in a mutual fund that is not publicly available but for which the NAV is calculated daily and for which there are no redemption restrictions, the security is valued using NAV as a practical expedient and is classified as Level 2. There is no modeling or additional information needed to arrive at the fair values of any of these investments.
Trading securities—equity
These equity trading securities primarily represent the equity securities held by consolidated investment companies (included in Investments—consolidated investment companies on the Consolidated Balance Sheets) as well as certain equity investments held in separate accounts for which Federated is the beneficiary (included in Investments—other on the Consolidated Balance Sheets). For the publicly traded equity securities available in an active market, whether domestic or foreign, the fair value of these securities is often classified as Level 1 and is based on unadjusted quoted market prices. From time to time, however, the fair value of certain equity securities traded principally in foreign markets and held by consolidated investment companies may be determined by third-party pricing services when a country's exchange is closed due to a holiday or when there has been a significant trend in the U.S. equity markets or in index futures trading between the time the foreign market closes and the pricing time of the consolidated investment company. The determination to use a third-party pricing service versus the unadjusted quoted market price is the cause for transfers between Level 1 and Level 2 for these securities. For the period between December 31, 2012 and December 31, 2013, $0.1 million of investments transferred from Level 1 to Level 2 as a result of a determination by management at December 31, 2013 to use a third-party pricing service to determine the fair value of these equity securities as a result of a country's exchange being closed due to a holiday. During the same period, $0.3 million of investments transferred from Level 2 to Level 1 as a result of a determination by management at December 31, 2013 to use unadjusted quoted market prices to determine the fair value of these equity securities. For the period between December 31, 2011 and December 31, 2012, $2.0 million of investments transferred from Level 1 to Level 2 as a result of a determination by management at the end of 2012 to use a third-party pricing service to determine the fair value of these equity securities because there had been a significant trend in the U.S. equity markets or in index futures trading after the foreign markets closed. Transfers into and out of Level 1 and Level 2 of the fair value hierarchy are reported at fair value as of the beginning of the period in which the transfers occur.

At December 31, 2013 and 2012, equity trading securities also included shares of certain non-publicly traded mutual funds that were valued using NAV as a practical expedient (Level 2). Most significantly, Federated held shares of an offshore master investment fund as a result of consolidating one of its feeder funds as of December 31, 2013 and 2012. The offshore master investment fund, which is not publicly available, makes investments in global project and trade finance transactions. The $2.5 million and $12.1 million fair value at December 31, 2013 and 2012, respectively, of the feeder fund's investment in the master fund was determined using the NAV of the master fund, as a practical expedient, and was classified as Level 2 in the valuation hierarchy at December 31, 2013 and 2012.

Trading securities—debt
At December 31, 2013 and 2012, debt trading securities primarily represent U.S. and foreign bonds held by consolidated Federated-sponsored investment companies. The fair value of these securities may include observable market data such as valuations provided by independent pricing services after considering factors such as the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.
Foreign currency forward contracts
The fair value of foreign currency forward contracts is primarily included in Receivables, net or Other current liabilities on the Consolidated Balance Sheets, representing contracts held by certain consolidated Federated-sponsored investment companies as part of their investment strategy. Pricing is determined by interpolating a value by utilizing the spot foreign exchange rate and forward points (based on the spot rate and currency interest rate differentials), which are all inputs that are observable in active markets (Level 2).
Interest rate swap
The fair value of Federated's interest rate swap (the Swap) at December 31, 2013 is included in Other current liabilities ($4.6 million) and Other long-term liabilities ($0.5 million) on the Consolidated Balance Sheets. Pricing is determined based on a third-party, model-derived valuation in which all significant inputs are observable in active markets including the Eurodollar future rate and yields for three- and thirty-year Treasury securities. See Note (10) for more information regarding the Swap.
Acquisition-related future consideration liabilities
From time to time, pursuant to purchase and sale agreements entered into in connection with certain business combinations, Federated may be required to make future consideration payments if certain contingencies are met. See Note (18)(a) for additional information regarding the nature and timing of these payments. In connection with these arrangements entered into after January 1, 2009, Federated records a liability representing the estimated fair value of future consideration payments as of the acquisition date. The liability is subsequently remeasured at fair value on a recurring basis with changes in fair value recorded in earnings. As of December 31, 2013, acquisition-related future consideration liabilities were recorded in Other current liabilities ($3.2 million) and Other long-term liabilities ($3.3 million) on the Consolidated Balance Sheets. Management estimated the fair value of future consideration payments based primarily upon expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). As of December 31, 2013, significant inputs involving unobservable market data included (1) an estimated rate of change for underlying AUM ranging from (5)% - 6% per year (weighted average of 3%); (2) an estimate ranging from 0.02% - 0.03% per year of the impact of fee waivers to maintain positive or zero net yields on the contractually-derived net revenue per managed asset assumptions (weighted average of 0.02%); and (3) an estimated discount rate ranging from 16% - 19% based on the current estimated market rate of return (weighted average of 16%). Assuming no other changes in model inputs, the fair value of the future consideration liability will increase, resulting in additional Intangible asset related expense in the period of change if: (1) the underlying AUM grow at a rate that is greater than the assumed rate, (2) the actual impact of fee waivers to maintain positive or zero net yields on the net revenue is less than the assumed amount, or (3) the discount rate decreases. Conversely, the fair value of the future consideration liability will decrease if the inverse occurs for any of these inputs, assuming no other changes.

The following table presents a reconciliation of the beginning and ending balances for Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2013	2012	2011
Beginning balance	$11,759	$13,404	$20,058
New acquisition adjustment[1]	330	3,361	(2,600)
Changes in fair value[2]	(941)	(793)	900
Contingent consideration payments	(4,659)	(4,213)	(4,954)
Ending balance	$6,489	$11,759	$13,404

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts were primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.

Investments sold short
The fair value of investments sold short within a consolidated investment company is included in Other current liabilities on the Consolidated Balance Sheets. The investments primarily relate to domestic equity securities that are available in an active exchange market. The fair value of these investments is classified as Level 1 and is based on unadjusted quoted market prices.
(b) Fair Value Measurements on a Nonrecurring Basis
Federated holds a 12% non-voting, noncontrolling interest in a privately-held investment management firm that is registered as an investment adviser and a commodity trading adviser. This investment is accounted for using the equity method of accounting. The excess carrying value of Federated's equity-method investment as compared to its proportionate share of the investee's underlying net assets reflects goodwill. During 2012, due to declines in the investee's AUM, their performance relative to indices and the uncertainty regarding each in the future, management evaluated the carrying value of this investment for other-than-temporary impairment. Management estimated the fair value of this investment at December 31, 2012 and determined that it was other-than-temporarily impaired. Accordingly, Federated recorded a $3.0 million impairment charge in Nonoperating Income (Expenses) – Other, net to write down this equity-method investment to a fair value of $3.8 million as of December 31, 2012. The estimate of fair value was based primarily upon the present value of expected future cash flows using an income approach valuation methodology with unobservable data inputs (Level 3). Significant unobservable model inputs included: (1) projected AUM across product lines with a 10-year compounded annual growth rate of 15% and a terminal growth rate of 3%; and (2) a 17% discount rate based upon the current estimated market rate of return.
During the third quarter 2013, upon consideration of continued investment underperformance and a decrease in forecasted growth of AUM, management evaluated the carrying value of this investment. Accordingly, after recording its share of equity-related losses, Federated recorded a $3.1 million impairment charge in Nonoperating Income (Expenses) – Other, net to write down this equity-method investment to a fair value of $0.6 million as of September 30, 2013. The estimate of fair value was based primarily upon the present value of expected future cash flows using probability-weighted scenarios in an income approach valuation methodology with unobservable data inputs (Level 3). Significant unobservable model inputs included: (1) projected scenario AUM across product lines with a 10-year compounded annual growth rate ranging from 0% - 9%; (2) a terminal growth rate of 3%; and (3) a 17% discount rate based upon the current estimated market rate of return. During the fourth quarter 2013, management made the decision to terminate a research agreement and sub-advisory agreement with this investment management firm, resulting in a significant decrease in forecasted AUM. Management estimated the fair value of this investment at December 31, 2013 and determined that it was fully impaired. Federated recorded a $0.6 million impairment charge in Nonoperating Income (Expenses) – Other, net to write-off the remaining value of this equity-method investment as of December 31, 2013.
(c) Fair Value Measurements of Other Financial Instruments
The fair value of Federated’s debt is estimated by management based upon expected future cash flows utilizing a discounted cash flow methodology under the income approach. The fair value of the liability is estimated using observable market data (Level 2) in estimating inputs including the discount rate. Based on this fair value estimate, the carrying value of debt appearing on the Consolidated Balance Sheets approximates fair value.